Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Financial liabilities measured at fair value on a recurring basis
The following table presents information, as of December 31, 2015 and 2014, about the Company’s financial liabilities (in thousands):

	December 31, 2015
	Level 1	Level 2	Level 3	Fair Value
Contingent purchase price related to acquisitions	$—	$—	$6,722	$6,722
Total liabilities at fair value	$—	$—	$6,722	$6,722

	December 31, 2014
	Level 1	Level 2	Level 3	Fair Value
Contingent purchase price related to acquisitions	$—	$—	$7,665	$7,665
Total liabilities at fair value	$—	$—	$7,665	$7,665

Schedule of reconciliation of beginning and ending Level 3 financial liability balance
The table below sets forth a reconciliation of the Company’s beginning and ending Level 3 financial liability balance for the three years ended December 31 (in thousands):

	2015	2014	2013
Balance, beginning of period	$7,665	$17,054	$20,907
Earnouts related to acquisitions	4,114	—	4,288
Payment of contingent purchase obligations	(3,317)	(4,804)	(2,407)
Adjustments to contingent purchase obligations (1)	(1,740)	(4,585)	(5,734)
Balance, end of period	$6,722	$7,665	$17,054

(1)	Adjustments to contingent purchase obligations are reported in other operating expenses in the consolidated statements of operations.